New Accounting Pronouncements - Schedule of Unaudited Impact on Industrial Activities of Adoption of New Revenue Recognition Standard on Supplemental Statements of Operations (Detail) - USD ($)
$ in Millions
		3 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Revenues
Net sales		$ 6,300	$ 5,290	[1]
Finance, interest and other income		473	495	[1]
Total Revenues		6,773	5,785	[1]
Costs and Expenses
Cost of goods sold		5,256	4,482	[1]
Selling, general and administrative expenses		590	539	[1]
Research and development expenses		227	191	[1]
Restructuring expenses		3	12	[1]
Interest expense		200	219	[1]
Other, net		251	263	[1]
Total Costs and Expenses		6,527	5,706	[1]
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates		246	79	[1]
Income tax (expense)		(63)	(51)	[1]
Equity in income of unconsolidated subsidiaries and affiliates		19	18	[1]
Net income	[2]	202	46	[1],[3]
Industrial Activities [Member]
Revenues
Net sales		6,300	5,290
Finance, interest and other income		27	36
Total Revenues		6,327	5,326
Costs and Expenses
Cost of goods sold		5,256	4,482
Selling, general and administrative expenses		527	474
Research and development expenses		227	191
Restructuring expenses		3	11
Interest expense		120	139
Other, net		80	69
Total Costs and Expenses		6,213	5,366
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates		114	(40)
Income tax (expense)		(23)	(13)
Equity in income of unconsolidated subsidiaries and affiliates		8	12
Results from intersegment investments		103	87
Net income		$ 202	46
AS Previously Report [Member]
Revenues
Net sales			5,384
Finance, interest and other income			297
Total Revenues			5,681
Costs and Expenses
Cost of goods sold			4,497
Selling, general and administrative expenses			542
Research and development expenses			191
Restructuring expenses			12
Interest expense			219
Other, net			141
Total Costs and Expenses			5,602
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates			79
Income tax (expense)			(48)
Equity in income of unconsolidated subsidiaries and affiliates			18
Net income			49
AS Previously Report [Member] | Industrial Activities [Member]
Revenues
Net sales			5,384
Finance, interest and other income			36
Total Revenues			5,420
Costs and Expenses
Cost of goods sold			4,497
Selling, general and administrative expenses			477
Research and development expenses			191
Restructuring expenses			11
Interest expense			139
Interest compensation to Financial Services			82
Other, net			63
Total Costs and Expenses			5,460
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates			(40)
Income tax (expense)			(10)
Equity in income of unconsolidated subsidiaries and affiliates			12
Results from intersegment investments			87
Net income			49
Adjustment Due to Adoption of New Accounting Pronouncements [Member] | Industrial Activities [Member] | Adjustment Due to Adoption of New Accounting Pronouncements [Member]
Revenues
Net sales			(94)
Total Revenues			(94)
Costs and Expenses
Cost of goods sold			(15)
Selling, general and administrative expenses			(3)
Interest compensation to Financial Services			(82)
Other, net			6
Total Costs and Expenses			(94)
Income tax (expense)			(3)
Net income			$ (3)

[1]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).
[2]	For Industrial Activities, net income (loss) net of “Results from intersegment investments”.
[3]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).